Financial Commitments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other commitment [Abstract]
Gross operating lease expense	€ 29.6	€ 27.5	€ 27.0
Other commitments	€ 43.7	€ 40.6	€ 29.5